UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

2

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2013 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Australia--8.8%
AGL Energy	24,119		387,329
ALS	15,390		180,547
Alumina	112,290		129,391
Amcor	54,040		473,363
AMP	128,987		715,578
APA Group	35,806		215,442
Asciano	42,600		214,564
ASX	7,737		282,384
Aurizon Holdings	81,910		339,099
Australia & New Zealand Banking Group	122,934		3,407,426
Bendigo and Adelaide Bank	17,917		172,264
BHP Billiton	145,779		5,697,628
Boral	34,041		174,294
Brambles	71,334		603,277
Caltex Australia	6,352		128,635
CFS Retail Property Trust	87,781		183,075
Coca-Cola Amatil	25,694		370,824
Cochlear	2,583		217,450
Commonwealth Bank of Australia	72,003		4,839,194
Computershare	20,287		221,495
Crown	17,985		217,367
CSL	22,990		1,317,125
Dexus Property Group	216,114		235,504
Echo Entertainment Group	30,084		112,937
Federation Centres	53,843		130,823
Flight Centre	2,140		67,751
Fortescue Metals Group	61,998		302,568
Goodman Group	76,647		359,672
GPT Group	66,272		261,920
Harvey Norman Holdings	21,349		43,635
Iluka Resources	18,724		189,786
Incitec Pivot	73,343		247,036
Insurance Australia Group	93,127		487,505
James Hardie Industries-CDI	18,518		196,967
Leighton Holdings	7,148		154,147
Lend Lease Group	25,457		275,021
Macquarie Group	14,821		595,028
Metcash	40,985		162,836
Mirvac Group	148,930		246,933
National Australia Bank	102,931		2,936,715
Newcrest Mining	34,002		829,698
Orica	16,865		450,749
Origin Energy	49,946		655,731
OZ Minerals	14,661		106,102
Qantas Airways	41,721	a	66,565
QBE Insurance Group	52,678		654,795
Ramsay Health Care	6,240		192,218
Rio Tinto	19,806		1,370,575
Santos	42,733		532,959
Sims Metal Management	8,030		78,712
Sonic Healthcare	16,149		230,204
SP AusNet	72,030		86,380
Stockland	99,094		356,505
Suncorp Group	58,908		651,148
Sydney Airport	8,175		27,024
Tabcorp Holdings	33,277		105,838
Tatts Group	60,376		205,249
Telstra	193,443		927,920
Toll Holdings	28,622		157,293

Transurban Group	57,139		363,464
Treasury Wine Estates	30,077		148,980
Wesfarmers	45,672		1,790,760
Westfield Group	97,757		1,139,696
Westfield Retail Trust	126,912		424,822
Westpac Banking	139,347		4,074,508
Whitehaven Coal	19,528		66,793
Woodside Petroleum	30,005		1,109,825
Woolworths	55,908		1,821,313
WorleyParsons	9,666		254,310
			46,374,671
Austria--.3%
Andritz	3,077		202,608
Erste Group Bank	9,794	a	329,596
IMMOFINANZ	38,236	a	167,587
OMV	6,594		271,822
Raiffeisen Bank International	2,344		105,203
Telekom Austria	9,805		72,597
Verbund	3,340		71,177
Vienna Insurance Group	1,670		88,399
Voestalpine	5,020		183,831
			1,492,820
Belgium--1.1%
Ageas	10,715		353,607
Anheuser-Busch InBev	36,353		3,154,091
Belgacom	6,323		192,998
Colruyt	3,099		150,239
Delhaize Group	4,505		213,570
Groupe Bruxelles Lambert	3,756		313,642
Groupe Bruxelles Lambert (STRIP)	236	a	0
KBC Groep	10,911		430,150
Solvay	2,665		419,024
Telenet Group Holding	2,398		113,471
UCB	5,131		296,195
Umicore	4,980		259,315
			5,896,302
China--.0%
Yangzijiang Shipbuilding Holdings	91,000		72,056
Denmark--1.2%
AP Moller - Maersk, Cl. A	25		189,091
AP Moller - Maersk, Cl. B	59		471,167
Carlsberg, Cl. B	4,679		500,710
Coloplast, Cl. B	5,321		280,832
Danske Bank	29,323	a	562,477
DSV	8,495		217,991
Novo Nordisk, Cl. B	18,433		3,391,589
Novozymes, Cl. B	11,314		371,457
TDC	21,423		163,947
Tryg	1,152		90,676
William Demant Holding	1,152	a	101,034
			6,340,971
Finland--.8%
Elisa	6,364		151,390
Fortum	20,573		385,766
Kesko, Cl. B	2,995		98,249
Kone, Cl. B	6,960		574,101
Metso	5,760		257,854
Neste Oil	6,406		102,202
Nokia	166,782		652,644
Nokian Renkaat	4,986		214,540
Orion, Cl. B	4,426		123,677
Pohjola Bank, Cl. A	6,606		113,106
Sampo, Cl. A	19,190		689,182
Stora Enso, Cl. R	26,599		189,789
UPM-Kymmene	23,543		287,539
Wartsila	7,376		351,028

			4,191,067
France--9.0%
Accor	6,674		260,530
Aeroports de Paris	1,389		114,592
Air Liquide	14,155		1,809,328
Alstom	9,279		411,860
Arkema	2,734		311,825
Atos	2,389		174,774
AXA	80,320		1,487,549
BNP Paribas	45,420		2,849,812
Bouygues	8,391		238,232
Bureau Veritas	2,574		308,290
Cap Gemini	6,874		331,384
Carrefour	26,843		764,662
Casino Guichard Perrachon	2,562		250,985
Christian Dior	2,445		427,258
Cie de St-Gobain	18,200		750,498
Cie Generale d'Optique Essilor International	8,992		916,794
Cie Generale de Geophysique-Veritas	7,241	a	210,351
Cie Generale des Etablissements Michelin	8,096		753,328
CNP Assurances	6,982		115,515
Credit Agricole	44,941	a	444,229
Danone	26,262		1,820,001
Dassault Systemes	2,824		313,961
Edenred	7,944		254,664
EDF	10,738		206,234
Eurazeo	1,390		73,379
Eutelsat Communications	5,705		196,056
Fonciere Des Regions	1,253		105,839
France Telecom	82,359		935,092
GDF Suez	58,102		1,192,034
Gecina	1,000		113,376
Groupe Eurotunnel	24,439		207,892
ICADE	1,094		96,553
Iliad	1,003		185,895
Imerys	1,513		100,005
JCDecaux	2,555		71,482
Klepierre	4,589		181,008
L'Oreal	10,950		1,626,539
Lafarge	8,344		510,164
Lagardere	4,997		180,681
Legrand	10,621		482,025
LVMH Moet Hennessy Louis Vuitton	11,519		2,171,670
Natixis	41,498		164,586
Pernod-Ricard	9,657		1,208,944
Peugeot	10,393	a	81,057
PPR	3,456		743,296
Publicis Groupe	7,931		519,641
Remy Cointreau	943		120,345
Renault	8,610		519,237
Rexel	4,545		96,671
Safran	10,082		462,902
Sanofi	53,922		5,261,219
Schneider Electric	23,846		1,816,400
SCOR	7,702		221,703
Societe BIC	1,365		183,782
Societe Generale	31,905	a	1,441,484
Sodexo	4,245		377,992
Suez Environnement	11,482		152,020
Technip	4,544		492,721
Thales	3,659		131,731
Total	96,250		5,218,350
Unibail-Rodamco	4,082		964,673
Vallourec	4,831		262,675
Veolia Environnement	16,065		207,136
Vinci	20,959		1,067,885

Vivendi	59,171		1,268,598
Wendel	1,527		165,702
Zodiac Aerospace	1,443		157,880
			47,264,976
Germany--8.0%
Adidas	9,544		887,027
Allianz	20,616		2,948,982
Axel Springer	1,517		70,938
BASF	41,548		4,211,834
Bayer	37,416		3,692,372
Bayerische Motoren Werke	15,037		1,513,929
Beiersdorf	4,535		398,088
Brenntag	2,328		331,741
Celesio	3,952		71,797
Commerzbank	170,884	a	374,488
Continental	4,911		576,459
Daimler	41,104		2,392,882
Deutsche Bank	42,144		2,186,482
Deutsche Boerse	8,855		582,586
Deutsche Lufthansa	10,483		208,168
Deutsche Post	40,285		946,013
Deutsche Telekom	127,569		1,568,263
E.ON	81,813		1,422,444
Fraport Frankfurt Airport Services Worldwide	1,609		97,546
Fresenius & Co.	5,550		675,579
Fresenius Medical Care & Co.	9,426		664,628
GEA Group	7,622		276,321
Hannover Rueckversicherung	2,839		229,205
HeidelbergCement	6,319		398,021
Henkel & Co.	5,837		433,283
Hochtief	1,402	a	91,431
Hugo Boss	978		115,117
Infineon Technologies	50,129		452,290
K+S	7,762		350,428
Kabel Deutschland Holding	3,938		319,322
Lanxess	3,616		305,388
Linde	8,402		1,533,257
MAN	1,989		239,818
Merck	2,905		404,102
Metro	6,160		190,155
Muenchener Rueckversicherungs	8,146		1,497,048
RWE	22,337		840,265
Salzgitter	1,819		84,764
SAP	41,697		3,416,200
Siemens	37,222		4,085,631
Suedzucker	3,784		161,946
ThyssenKrupp	16,741	a	406,654
United Internet	4,460		103,705
Volkswagen	1,298		299,698
			42,056,295
Greece--.1%
Coca-Cola Hellenic Bottling	9,493	a	246,834
OPAP	11,509		99,543
			346,377
Hong Kong--3.0%
AIA Group	491,600		1,955,523
ASM Pacific Technology	7,900		99,827
Bank of East Asia	57,550		236,718
BOC Hong Kong Holdings	170,000		586,366
Cathay Pacific Airways	52,000		100,977
Cheung Kong Holdings	62,000		1,016,891
Cheung Kong Infrastructure Holdings	21,000		133,223
CLP Holdings	78,788		669,994
First Pacific	100,000		128,685
Galaxy Entertainment Group	94,000	a	423,615
Hang Lung Properties	100,000		377,157

Hang Seng Bank	35,100		574,787
Henderson Land Development	42,762		307,672
HKT Trust	87,000		81,106
Hong Kong & China Gas	238,329		676,076
Hong Kong Exchanges & Clearing	48,500		919,920
Hopewell Holdings	26,000		107,280
Hutchison Whampoa	94,800		1,059,798
Hysan Development	28,000		140,986
Kerry Properties	29,500		159,379
Li & Fung	257,200		361,487
Link REIT	105,000		545,620
MGM China Holdings	40,000		94,695
MTR	67,500		278,516
New World Development	162,786		299,318
Noble Group	158,963		156,696
NWS Holdings	60,000		107,074
Orient Overseas International	11,300		79,191
PCCW	167,000		73,860
Power Assets Holdings	63,500		550,223
Shangri-La Asia	65,000		153,880
Sino Land	127,730		238,812
SJM Holdings	91,530		249,614
Sun Hung Kai Properties	71,699		1,176,894
Swire Pacific, Cl. A	30,500		391,505
Swire Properties	53,800		197,014
Wharf Holdings	67,311		594,528
Wheelock & Co.	43,000		242,296
Wing Hang Bank	8,000		83,864
Yue Yuen Industrial Holdings	32,300		108,286
			15,739,353
Ireland--.3%
CRH	32,188		695,340
Elan	21,908	a	229,762
Irish Bank Resolution	35,225	a,b	48
Kerry Group, Cl. A	6,924		364,622
Ryanair Holdings	4,000		29,871
			1,319,643
Israel--.5%
Bank Hapoalim	49,846	a	209,786
Bank Leumi Le-Israel	55,519	a	185,013
Bezeq Israeli Telecommunication	76,662		89,973
Delek Group	202		49,724
Israel	117		79,872
Israel Chemicals	20,815		275,775
Israel Discount Bank, Cl. A	1	a	1
Mellanox Technologies	1,373	a	69,964
Mizrahi Tefahot Bank	6,222	a	65,843
NICE Systems	2,452	a	89,909
Teva Pharmaceutical Industries	42,818		1,590,812
			2,706,672
Italy--2.4%
Assicurazioni Generali	51,835		993,078
Atlantia	14,628		270,716
Banca Monte dei Paschi di Siena	281,163	a	94,142
Banco Popolare	85,812	a	178,850
Enel	299,326		1,305,429
Enel Green Power	80,792		166,632
Eni	115,185		2,891,785
EXOR	2,723		80,563
Fiat	38,655	a	236,184
Fiat Industrial	38,369		494,141
Finmeccanica	20,140	a	132,354
Intesa Sanpaolo	448,060		913,775
Intesa Sanpaolo-RSP	47,999		81,531
Luxottica Group	7,641		351,605
Mediobanca	23,963		176,187

Pirelli & C	9,607		117,855
Prysmian	9,772		209,109
Saipem	12,175		345,500
Snam	78,213		395,477
STMicroelectronics	28,962		249,316
Telecom Italia	407,312		404,829
Telecom Italia-RSP	266,227		227,733
Tenaris	21,763		456,246
Terna Rete Elettrica Nazionale	56,257		237,100
UniCredit	184,351	a	1,190,476
Unione di Banche Italiane	39,343		205,452
			12,406,065
Japan--19.4%
ABC-Mart	1,000		38,056
Acom	1,550	a	40,477
Advantest	6,400		86,854
Aeon	27,100		307,614
Aeon Credit Service	2,860		59,236
AEON Mall	2,800		67,516
Air Water	7,000		89,485
Aisin Seiki	8,600		281,008
Ajinomoto	28,800		390,845
Alfresa Holdings	1,900		83,318
All Nippon Airways	55,000		107,660
Amada	17,000		106,337
Aozora Bank	46,959		131,975
Asahi Glass	43,800		290,260
Asahi Group Holdings	16,800		356,227
Asahi Kasei	55,900		322,765
Asics	7,000		99,590
Astellas Pharma	19,779		1,006,848
Bank of Kyoto	14,000		115,895
Bank of Yokohama	52,000		248,499
Benesse Holdings	3,100		135,262
Bridgestone	29,700		777,211
Brother Industries	11,200		118,926
CALBEE	600		49,341
Canon	51,450		1,893,261
Casio Computer	9,300		80,140
Central Japan Railway	6,400		559,899
Chiba Bank	34,000		211,931
Chiyoda	8,000		100,344
Chubu Electric Power	29,000		366,286
Chugai Pharmaceutical	10,128		208,330
Chugoku Bank	7,000		96,528
Chugoku Electric Power	13,400		176,136
Citizen Holdings	12,400		71,190
Coca-Cola West	2,700		42,606
Cosmo Oil	27,000		60,823
Credit Saison	7,100		150,083
Dai Nippon Printing	24,800		200,418
Dai-ichi Life Insurance	380		544,786
Daicel	15,000		104,817
Daido Steel	12,200		54,566
Daihatsu Motor	8,000		166,395
Daiichi Sankyo	30,983		524,487
Daikin Industries	10,400		396,916
Dainippon Sumitomo Pharma	6,900		97,186
Daito Trust Construction	3,200		315,643
Daiwa House Industry	22,400		411,281
Daiwa Securities Group	75,000		435,508
DeNA	4,300		135,990
Denki Kagaku Kogyo	22,600		81,557
Denso	22,200		830,270
Dentsu	8,500		237,492
Don Quijote	2,800		111,455

East Japan Railway	15,100		1,020,482
Eisai	11,000		481,164
Electric Power Development	5,280		121,080
FamilyMart	2,617		105,315
FANUC	8,729		1,360,252
Fast Retailing	2,358		620,927
Fuji Electric	21,000		49,144
Fuji Heavy Industries	26,000		350,003
FUJIFILM Holdings	21,400		426,385
Fujitsu	80,800		326,929
Fukuoka Financial Group	33,000		138,936
Furukawa Electric	28,000	a	56,646
Gree	4,300		63,951
GS Yuasa	16,000		57,040
Gunma Bank	18,000		87,003
Hachijuni Bank	20,000		100,170
Hakuhodo DY Holdings	1,170		79,582
Hamamatsu Photonics	3,200		122,303
Hankyu Hanshin Holdings	49,000		267,385
Hino Motors	12,000		125,977
Hirose Electric	1,300		154,530
Hiroshima Bank	26,000		110,602
Hisamitsu Pharmaceutical	2,500		133,824
Hitachi	210,900		1,250,017
Hitachi Chemical	4,000		56,296
Hitachi Construction Machinery	5,000		114,768
Hitachi High-Technologies	2,700		53,708
Hitachi Metals	8,000		68,675
Hokkaido Electric Power	8,200		78,552
Hokuriku Electric Power	7,700		84,877
Honda Motor	73,859		2,830,945
Hoya	18,800		362,863
Hulic	10,800		68,382
Ibiden	5,600		79,794
Idemitsu Kosan	900		78,933
IHI	61,000		158,095
INPEX	98		567,992
Isetan Mitsukoshi Holdings	17,320		171,031
Isuzu Motors	52,000		325,835
ITOCHU	68,800		777,945
Itochu Techno-Solutions	900		39,073
Iyo Bank	11,000		89,978
J Front Retailing	22,800		125,164
Japan Airlines	2,600		107,474
Japan Petroleum Exploration	1,400		51,594
Japan Prime Realty Investment	38		108,043
Japan Real Estate Investment	27		272,820
Japan Retail Fund Investment	95		179,933
Japan Steel Works	13,000		75,062
Japan Tobacco	40,900		1,273,359
JFE Holdings	22,060		470,173
JGC	9,000		254,809
Joyo Bank	26,462		124,142
JSR	7,700		152,072
JTEKT	10,800		115,269
Jupiter Telecommunications	92		110,165
JX Holdings	103,076		608,683
Kajima	38,800		116,258
Kamigumi	9,400		76,684
Kaneka	12,000		64,170
Kansai Electric Power	33,799		321,561
Kansai Paint	10,000		111,214
Kao	24,100		691,546
Kawasaki Heavy Industries	65,000		201,159
KDDI	12,000		892,340
Keikyu	20,000		169,720

Keio	25,000		185,631
Keisei Electric Railway	13,000		115,293
Keyence	2,085		578,451
Kikkoman	8,000		119,766
Kinden	6,000		39,827
Kintetsu	75,354		309,838
Kirin Holdings	40,000		499,098
Kobe Steel	113,000	a	139,636
Koito Manufacturing	4,000		66,619
Komatsu	42,500		1,131,691
Konami	4,400		93,105
Konica Minolta Holdings	23,000		182,853
Kubota	50,000		570,835
Kuraray	16,300		209,265
Kurita Water Industries	4,800		94,273
Kyocera	7,000		633,058
Kyowa Hakko Kirin	11,705		110,592
Kyushu Electric Power	18,000		173,022
Lawson	2,600		188,507
LIXIL Group	11,724		272,314
M3	24		39,132
Mabuchi Motor	1,000		44,890
Makita	5,100		248,461
Marubeni	76,000		557,669
Marui Group	10,900		88,564
Maruichi Steel Tube	2,000		44,486
Mazda Motor	126,000	a	338,958
McDonald's Holdings Japan	3,000		76,997
Medipal Holdings	5,800		73,447
MEIJI Holdings	2,521		111,652
Miraca Holdings	2,600		108,470
Mitsubishi	63,898		1,347,207
Mitsubishi Chemical Holdings	59,380		275,325
Mitsubishi Electric	88,000		728,482
Mitsubishi Estate	57,000		1,380,043
Mitsubishi Gas Chemical	16,000		106,906
Mitsubishi Heavy Industries	138,700		741,695
Mitsubishi Logistics	6,000		90,021
Mitsubishi Materials	51,000		163,410
Mitsubishi Motors	185,000	a	192,192
Mitsubishi Tanabe Pharma	9,200		123,445
Mitsubishi UFJ Financial Group	576,890		3,286,781
Mitsubishi UFJ Lease & Finance	2,550		115,865
Mitsui & Co.	79,100		1,194,566
Mitsui Chemicals	38,000		90,174
Mitsui Fudosan	38,286		874,618
Mitsui OSK Lines	50,000		164,580
Mizuho Financial Group	1,036,500		2,074,247
MS&AD Insurance Group Holdings	22,757		477,562
Murata Manufacturing	9,100		560,260
Nabtesco	4,500		93,597
Namco Bandai Holdings	7,850		111,855
NEC	121,800	a	297,024
NEXON	4,600	a	48,342
NGK Insulators	13,000		151,402
NGK Spark Plug	7,926		100,543
NHK Spring	7,000		61,316
Nidec	5,100		292,241
Nikon	15,260		435,714
Nintendo	4,925		480,409
Nippon Building Fund	32		329,991
Nippon Electric Glass	17,085		82,207
Nippon Express	38,000		157,078
Nippon Meat Packers	7,000		94,691
Nippon Paper Group	3,800		53,980
Nippon Steel & Sumitomo Metal	337,615		934,076

Nippon Telegraph & Telephone	19,400		812,532
Nippon Yusen	69,800		167,163
Nishi-Nippon City Bank	26,000		67,385
Nissan Motor	113,200		1,158,677
Nisshin Seifun Group	7,800		94,936
Nissin Foods Holdings	2,600		98,803
Nitori Holdings	1,400		107,015
Nitto Denko	7,300		411,920
NKSJ Holdings	16,870		354,391
NOK	5,100		76,128
Nomura Holdings	161,300		927,812
Nomura Real Estate Holdings	4,000		72,918
Nomura Real Estate Office Fund	12		70,731
Nomura Research Institute	4,700		107,677
NSK	20,000		141,506
NTT Data	55		167,986
NTT DoCoMo	697		1,058,705
NTT Urban Development	55		54,973
Obayashi	32,000		164,121
Odakyu Electric Railway	28,000		280,475
OJI Paper	35,000		113,292
Olympus	9,500	a	210,580
Omron	9,200		218,719
Ono Pharmaceutical	3,900		205,353
ORACLE JAPAN	1,400		58,330
Oriental Land	2,300		305,845
ORIX	4,820		514,970
Osaka Gas	82,000		307,573
OTSUKA	700		57,335
Otsuka Holdings	16,700		538,374
Panasonic	101,095		661,106
Park24	3,800		68,607
Rakuten	32,500		296,763
Resona Holdings	84,800		377,425
Ricoh	29,000		322,205
Rinnai	1,500		105,965
Rohm	4,400		146,274
Sankyo	2,200		87,572
Sanrio	2,100		83,936
Santen Pharmaceutical	3,300		135,869
SBI Holdings	8,430		69,785
Secom	9,400		468,741
Sega Sammy Holdings	8,784		155,229
Sekisui Chemical	19,000		183,050
Sekisui House	23,000		253,026
Seven & I Holdings	33,460		1,017,942
Seven Bank	26,000		62,836
Sharp	46,000		156,444
Shikoku Electric Power	6,800		83,285
Shimadzu	9,000		60,233
Shimamura	1,000		98,201
Shimano	3,300		225,185
Shimizu	23,000		74,449
Shin-Etsu Chemical	18,700		1,143,124
Shinsei Bank	67,000		137,011
Shionogi & Co.	13,100		234,080
Shiseido	16,200		224,456
Shizuoka Bank	23,400		220,578
Showa Denko	57,000		87,266
Showa Shell Sekiyu	8,500		49,265
SMC	2,400		415,200
Softbank	43,100		1,536,508
Sojitz	54,600		81,800
Sony	45,980		684,835
Sony Financial Holdings	7,000		118,191
Square Enix Holdings	2,700		33,512

Stanley Electric	6,700		109,536
Sumco	4,900	a	50,851
Sumitomo	51,600		666,971
Sumitomo Chemical	66,000		192,706
Sumitomo Electric Industries	33,000		371,338
Sumitomo Heavy Industries	25,000		110,449
Sumitomo Metal Mining	23,000		357,909
Sumitomo Mitsui Financial Group	60,900		2,444,125
Sumitomo Mitsui Trust Holdings	143,640		530,924
Sumitomo Realty & Development	16,000		487,287
Sumitomo Rubber Industries	7,600		101,311
Suruga Bank	8,000		104,281
Suzuken	2,920		89,473
Suzuki Motor	16,400		429,167
Sysmex	3,200		152,748
T&D Holdings	26,200		323,471
Taiheiyo Cement	47,000		127,979
Taisei	42,000		125,387
Taisho Pharmaceutical Holdings	1,500		103,505
Taiyo Nippon Sanso	12,000		80,311
Takashimaya	12,000		88,315
Takeda Pharmaceutical	35,800		1,840,013
TDK	5,500		203,592
Teijin	40,000		91,858
Terumo	6,800		297,447
THK	5,600		97,248
Tobu Railway	45,000		241,621
Toho	5,800		110,932
Toho Gas	18,000		96,255
Tohoku Electric Power	19,800	a	161,094
Tokio Marine Holdings	31,600		934,057
Tokyo Electric Power	70,772	a	164,847
Tokyo Electron	7,700		330,078
Tokyo Gas	113,000		532,593
Tokyu	50,820		276,205
Tokyu Land	19,000		135,469
TonenGeneral Sekiyu	13,000		113,303
Toppan Printing	25,000		155,011
Toray Industries	64,000		369,534
Toshiba	184,000		816,928
TOTO	13,000		102,925
Toyo Seikan Kaisha	7,100		90,609
Toyo Suisan Kaisha	4,000		111,018
Toyoda Gosei	3,500		77,544
Toyota Boshoku	2,600		34,005
Toyota Industries	7,300		242,282
Toyota Motor	124,657		5,950,329
Toyota Tsusho	10,000		237,629
Trend Micro	4,700		137,281
Tsumura & Co.	3,100		102,039
Ube Industries	46,600		96,823
Unicharm	5,000		265,187
Ushio	4,600		49,700
USS	980		109,955
West Japan Railway	7,700		303,975
Yahoo! Japan	616		242,170
Yakult Honsha	4,300		181,273
Yamada Denki	3,620		139,345
Yamaguchi Financial Group	9,000		86,708
Yamaha	7,200		76,216
Yamaha Motor	13,700		173,937
Yamato Holdings	16,000		268,927
Yamato Kogyo	1,800		51,513
Yamazaki Baking	4,000		44,792
Yaskawa Electric	9,000		84,149
Yokogawa Electric	8,800		98,061

			101,887,277
Luxembourg--.1%
SES	13,651		417,876
Macau--.1%
Sands China	108,213		545,572
Wynn Macau	71,200	a	199,680
			745,252
Mexico--.0%
Fresnillo	8,448		222,147
Netherlands--2.8%
Aegon	76,511		511,950
Akzo Nobel	10,610		725,927
ASML Holding	14,342		1,076,882
Corio	2,835		137,672
DE Master Blenders 1753	27,630	a	340,868
Delta Lloyd	6,579		129,438
European Aeronautic Defence and Space	18,405		864,784
Fugro	3,133		189,876
Gemalto	3,684		328,038
Heineken	10,261		721,554
Heineken Holding	4,528		267,595
ING Groep	173,834	a	1,758,190
Koninklijke Ahold	46,144		677,916
Koninklijke Boskalis Westminster	3,270		149,760
Koninklijke DSM	6,749		413,789
Koninklijke KPN	42,421		238,805
Koninklijke Philips Electronics	47,237		1,475,816
Koninklijke Vopak	3,314		226,291
QIAGEN	9,940	a	208,790
Randstad Holding	5,158		213,887
Reed Elsevier	30,068		467,254
TNT Express	14,602		112,198
Unilever	73,760		2,984,491
Wolters Kluwer	14,094		285,711
Ziggo	5,527		176,319
			14,683,801
New Zealand--.1%
Auckland International Airport	42,260		100,542
Contact Energy	16,082	a	70,449
Fletcher Building	30,980		247,505
SKYCITY Entertainment Group	26,289		87,585
Telecom Corporation of New Zealand	78,060		158,857
			664,938
Norway--.9%
Aker Solutions	6,700		146,561
DNB	44,800		626,539
Gjensidige Forsikring	8,002		125,825
Norsk Hydro	43,978		210,676
Orkla	34,223		301,955
Seadrill	15,705		621,829
Statoil	50,730		1,351,153
Telenor	31,295		690,301
Yara International	8,391		447,743
			4,522,582
Portugal--.2%
Banco Espirito Santo	94,617	a	134,251
Energias de Portugal	89,143		287,464
Galp Energia	12,368		200,930
Jeronimo Martins	10,387		220,788
Portugal Telecom	27,519		160,670
			1,004,103
Singapore--1.7%
Ascendas Real Estate Investment Trust	91,912		187,886
CapitaCommercial Trust	99,000		133,184
CapitaLand	115,500		373,288
CapitaMall Trust	97,000		166,154

CapitaMalls Asia	65,000		113,441
City Developments	21,000		198,352
ComfortDelGro	93,700		146,116
DBS Group Holdings	83,588		1,010,364
Fraser and Neave	41,150		317,523
Genting Singapore	275,527		345,063
Global Logistic Properties	90,843		202,583
Golden Agri-Resources	325,440		166,973
Hutchison Port Holdings Trust	227,000		186,140
Jardine Cycle & Carriage	4,422		180,824
Keppel	65,700		610,471
Keppel Land	36,000		123,912
Olam International	62,995		82,202
Oversea-Chinese Banking	117,942		931,986
SembCorp Industries	43,254		191,518
SembCorp Marine	38,000		145,227
Singapore Airlines	24,733		219,622
Singapore Exchange	39,000		245,473
Singapore Press Holdings	69,075		228,827
Singapore Technologies Engineering	68,000		215,376
Singapore Telecommunications	362,951		1,026,404
StarHub	26,918		84,822
United Overseas Bank	58,112		885,073
UOL Group	21,111		106,608
Wilmar International	86,000		265,439
			9,090,851
Spain--3.0%
Abertis Infraestructuras	16,405		281,105
Acciona	1,014		81,534
ACS Actividades de Construccion y Servicios	6,259		150,167
Amadeus IT Holding, Cl. A	14,513		364,062
Banco Bilbao Vizcaya Argentaria	246,833		2,454,958
Banco de Sabadell	126,565	a	339,058
Banco Popular Espanol	243,896		219,890
Banco Santander	455,464		3,821,249
Bankia	35,723	a	24,786
CaixaBank	33,152		130,854
Distribuidora Internacional de Alimentacion	28,895		213,587
Enagas	8,773		207,625
Ferrovial	17,812		285,504
Gas Natural SDG	15,540		310,277
Grifols	7,010	a	238,429
Iberdrola	181,813		980,545
Inditex	9,913		1,389,050
Mapfre	35,362		109,040
Red Electrica	5,053		281,366
Repsol	37,258		831,930
Telefonica	185,513		2,690,164
Zardoya Otis	6,097		93,629
			15,498,809
Sweden--3.2%
Alfa Laval	14,802		316,162
Assa Abloy, Cl. B	15,331		573,901
Atlas Copco, Cl. A	29,850		851,200
Atlas Copco, Cl. B	17,066		435,384
Boliden	11,860		219,372
Electrolux, Ser. B	11,233		296,821
Elekta, Cl. B	17,267		256,920
Ericsson, Cl. B	138,243		1,609,032
Getinge, Cl. B	9,040		278,970
Hennes & Mauritz, Cl. B	43,112		1,588,089
Hexagon, Cl. B	10,584		284,333
Husqvarna, Cl. B	20,251		131,007
Industrivarden, Cl. C	5,510		96,718
Investment AB Kinnevik, Cl. B	9,340		215,363
Investor, Cl. B	20,905		593,824

Lundin Petroleum	10,410	a	267,379
Millicom International Cellular, SDR	2,824		260,287
Nordea Bank	119,740		1,321,164
Ratos, Cl. B	9,138		88,105
Sandvik	45,873		736,669
Scania, Cl. B	14,461		296,824
Securitas, Cl. B	13,206		123,485
Skandinaviska Enskilda Banken, Cl. A	63,015		631,850
Skanska, Cl. B	17,713		301,167
SKF, Cl. B	17,567		436,008
Svenska Cellulosa, Cl. B	25,855		627,074
Svenska Handelsbanken, Cl. A	22,047		901,597
Swedbank, Cl. A	35,677		841,723
Swedish Match	9,560		358,772
Tele2, Cl. B	14,263		255,968
TeliaSonera	99,064		715,029
Volvo, Cl. B	61,984		917,400
			16,827,597
Switzerland--8.9%
ABB	99,698	a	2,138,459
Actelion	5,049	a	250,217
Adecco	5,979	a	343,609
Aryzta	3,825	a	214,987
Baloise Holding	2,170		196,482
Banque Cantonale Vaudoise	127		67,858
Barry Callebaut	84	a	84,595
Cie Financiere Richemont, Cl. A	23,674		1,947,145
Credit Suisse Group	56,923	a	1,682,576
Ems-Chemie Holding	319		81,148
Geberit	1,601	a	374,367
Givaudan	364	a	404,778
Glencore International	173,384		1,081,931
Holcim	10,188	a	793,165
Julius Baer Group	9,762	a	399,576
Kuehne & Nagel International	2,399		281,801
Lindt & Spruengli	5	a	203,286
Lindt & Spruengli-PC	38	a	136,124
Lonza Group	2,290	a	134,876
Nestle	145,684		10,229,336
Novartis	103,961		7,082,668
Pargesa Holding-BR	1,256		93,229
Partners Group Holding	798		187,388
Roche Holding	31,752		7,026,925
Schindler Holding	876		126,676
Schindler Holding-PC	2,195		325,614
SGS	251		597,954
Sika-BR	92		232,110
Sonova Holding	2,299	a	266,013
Sulzer	1,104		173,719
Swatch Group	2,061		193,972
Swatch Group-BR	1,373		753,449
Swiss Life Holding	1,289	a	193,764
Swiss Prime Site	2,464	a	208,345
Swiss Re	16,021	a	1,192,707
Swisscom	1,045		463,334
Syngenta	4,225		1,824,078
UBS	164,898	a	2,859,283
Zurich Insurance Group	6,686	a	1,923,405
			46,770,949
United Kingdom--22.0%
3i Group	40,776		170,213
Aberdeen Asset Management	40,361		257,585
Admiral Group	9,339		181,146
Aggreko	11,537		292,213
AMEC	14,115		241,996
Anglo American	63,073		1,887,128

Antofagasta	17,719		320,927
ArcelorMittal	45,637		781,695
ARM Holdings	61,332		839,458
Associated British Foods	15,995		443,685
AstraZeneca	56,472		2,734,394
Aviva	129,774		754,744
Babcock International Group	16,857		277,510
BAE Systems	144,462		778,077
Balfour Beatty	31,657		133,201
Barclays	526,733		2,514,538
BG Group	153,858		2,732,998
BHP Billiton	95,612		3,270,873
BP	860,701		6,371,442
British American Tobacco	87,897		4,576,633
British Land	37,405		333,401
British Sky Broadcasting Group	48,230		625,326
BT Group	357,743		1,410,501
Bunzl	14,415		259,027
Burberry Group	20,367		438,337
Capita	30,278		377,923
Capital Shopping Centres Group	25,428		143,651
Carnival	8,120		329,812
Centrica	236,284		1,312,356
Cobham	52,376		175,855
Compass Group	84,804		1,027,569
Croda International	5,720		219,902
Diageo	113,446		3,377,183
Eurasian Natural Resources	10,473		54,780
Evraz	14,161		64,795
Experian	44,936		770,409
G4S	62,366		274,283
GKN	73,775		281,752
GlaxoSmithKline	224,912		5,156,225
Hammerson	30,961		238,498
Hargreaves Lansdown	11,555		126,634
HSBC Holdings	827,294		9,403,692
ICAP	23,517		121,665
IMI	15,016		278,639
Imperial Tobacco Group	45,008		1,673,916
Inmarsat	19,204		196,450
InterContinental Hotels Group	12,259		360,856
International Consolidated Airlines Group	38,774	a	131,407
Intertek Group	7,450		367,348
Invensys	39,048		213,039
Investec	22,879		167,605
ITV	159,866		291,071
J Sainsbury	53,650		281,388
Johnson Matthey	9,073		325,927
Kazakhmys	9,643		111,644
Kingfisher	109,121		466,757
Land Securities Group	35,964		458,020
Legal & General Group	270,659		654,197
Lloyds Banking Group	1,916,185	a	1,569,976
London Stock Exchange Group	7,101		135,596
Marks & Spencer Group	74,127		446,394
Meggitt	35,266		243,303
Melrose Industries	53,387		197,623
National Grid	165,056		1,810,192
Next	7,197		463,196
Old Mutual	217,872		647,548
Pearson	37,353		707,344
Petrofac	11,713		304,287
Prudential	116,023		1,762,831
Randgold Resources	3,820		361,692
Reckitt Benckiser Group	29,518		1,967,180
Reed Elsevier	55,922		609,313

Resolution	65,078		270,935
Rexam	32,949		244,823
Rio Tinto	60,673		3,425,678
Rolls-Royce Holdings	85,142	a	1,277,427
Royal Bank of Scotland Group	96,705	a	526,531
Royal Dutch Shell, Cl. A	167,975		5,970,183
Royal Dutch Shell, Cl. B	118,992		4,329,246
RSA Insurance Group	160,217		334,654
SABMiller	43,376		2,167,011
Sage Group	55,544		284,274
Schroders	5,251		161,148
Segro	34,395		135,394
Serco Group	22,385		196,861
Severn Trent	11,123		286,137
Shire	25,675		860,421
Smith & Nephew	41,419		477,239
Smiths Group	17,705		344,542
SSE	41,936		943,779
Standard Chartered	108,346		2,882,548
Standard Life	108,165		592,873
Subsea 7	12,715		307,698
Tate & Lyle	21,761		280,416
Tesco	364,624		2,060,451
TUI Travel	20,087		92,643
Tullow Oil	40,324		727,792
Unilever	58,166		2,368,079
United Utilities Group	30,234		351,001
Vedanta Resources	4,090		78,100
Vodafone Group	2,222,933		6,067,480
Weir Group	9,375		294,995
Whitbread	7,724		314,830
WM Morrison Supermarkets	103,103		410,437
Wolseley	12,561		586,693
WPP	56,152		882,997
Xstrata	95,376	a	1,787,203
			115,611,290
United States--.2%
Transocean	15,988		907,401
Total Common Stocks
(cost $476,826,942)			515,062,141

Preferred Stocks--.6%	Shares		Value ($)
Germany:
Bayerische Motoren Werke	2,541		173,922
Henkel & Co.	8,150		719,622
Porsche Automobil Holding	7,019		610,895
ProSiebenSat.1 Media	3,585		122,617
RWE	1,967		69,320
Volkswagen	6,565		1,623,667
Total Preferred Stocks
(cost $1,872,261)			3,320,043
	Number of
Rights--.0%	Rights		Value ($)
Spain;
Banco Santander
(cost $104,004)	455,464		98,330
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.07%, 3/14/13
(cost $389,971)	390,000	[c]	389,986

Other Investment--3.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $16,255,257)	16,255,257	[d]	16,255,257

Total Investments (cost $495,448,435)	101.9%	535,125,757
Liabilities, Less Cash and Receivables	(1.9%)	(9,874,125)
Net Assets	100.0%	525,251,632

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts
STRIP-Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2013, the value of this security amounted to $48 or less than .01% of net assets
c	Held by or on behalf of a counterparty for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $39,677,322 of which $104,409,610 related to appreciated investment securities and $64,732,288 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.9
Industrial	12.2
Consumer Staples	11.5
Consumer Discretionary	10.6
Health Care	9.8
Materials	9.5
Energy	7.6
Telecommunication Services	4.8
Information Technology	4.2
Utilities	3.6
Short-Term/Money Market Investments	3.2
101.9

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
2/1/2013 a	984,000	1,029,610	1,026,112	(3,498)
3/21/2013 a	2,166,117	2,259,720	2,250,757	(8,963)
3/21/2013 b	360,300	373,244	374,378	1,134
3/21/2013 c	15,756	16,231	16,372	141
3/21/2013 d	141,800	148,526	147,341	(1,185)
3/21/2013 e	1,514,000	1,585,309	1,573,159	(12,150)

British Pound,
Expiring:
2/1/2013 a	1,840,000	2,898,182	2,918,226	20,044
3/21/2013 a	3,150,800	5,064,094	4,995,851	(68,243)
3/21/2013 b	560,900	881,491	889,353	7,862
3/21/2013 d	431,949	693,134	684,890	(8,244)
3/21/2013 e	2,698,800	4,361,989	4,279,168	(82,821)
3/21/2013 f	668,632	1,078,868	1,060,171	(18,697)

Danish Krone,
Expiring:
2/1/2013 a	816,200	147,550	148,543	993

Euro,
Expiring:
2/1/2013 a	1,874,500	2,527,223	2,545,180	17,957
3/21/2013 a	3,980,500	5,243,574	5,406,175	162,601
3/21/2013 b	630,200	848,903	855,915	7,012
3/21/2013 d	327,050	430,873	444,188	13,315
3/21/2013 e	3,485,364	4,571,456	4,733,699	162,243
3/21/2013 g	716,216	932,520	972,739	40,219

Japanese Yen,
Expiring:
2/1/2013 a	221,500,000	2,441,875	2,422,221	(19,654)
3/21/2013 a	337,007,000	3,862,709	3,686,534	(176,175)
3/21/2013 b	55,080,000	607,134	602,522	(4,612)
3/21/2013 c	7,366,999	86,899	80,588	(6,311)
3/21/2013 d	87,488,019	1,045,565	957,035	(88,530)
3/21/2013 e	269,786,000	3,103,450	2,951,200	(152,250)
3/21/2013 h	17,932,145	216,580	196,161	(20,419)

Norwegian Krone,
Expiring:
2/1/2013 a	512,100	93,211	93,741	530

Singapore Dollar,
Expiring:
2/1/2013 a	338,100	273,965	273,179	(786)

Swedish Krona,
Expiring:
2/1/2013 a	2,815,200	442,146	442,791	645

Swiss Franc,
Expiring:
2/1/2013 a	965,400	1,047,770	1,060,821	13,051

Sales:		Proceeds ($)
Australian Dollar,
Expiring:
3/21/2013 a	3,198,600	3,335,818	3,323,584	12,234
3/21/2013 b	95,300	99,822	99,024	798
3/21/2013 c	45,500	47,619	47,278	341
3/21/2013 d	232,700	243,906	241,792	2,114

British Pound,
Expiring:
3/21/2013 a	5,787,600	9,233,326	9,176,713	56,613
3/21/2013 b	37,200	59,965	58,983	982
3/21/2013 c	79,271	127,741	125,691	2,050
3/21/2013 d	660,700	1,063,071	1,047,594	15,477

Euro,
Expiring:
3/21/2013 a	7,000,600	9,312,129	9,507,969	(195,840)
3/21/2013 b	132,200	173,490	179,549	(6,059)
3/21/2013 c	98,422	129,106	133,673	(4,567)
3/21/2013 d	613,000	816,239	832,555	(16,316)

Japanese Yen,
Expiring:
3/21/2013 a	628,106,000	7,091,280	6,870,877	220,403
3/21/2013 b	6,783,000	81,320	74,200	7,120
3/21/2013 c	9,209,000	110,367	100,738	9,629
3/21/2013 d	36,545,000	410,515	399,767	10,748

Gross Unrealized Appreciation				786,256
Gross Unrealized Depreciation				(895,320)

Counterparties:

a	Citigroup
b	Credit Suisse First Boston
c	Goldman Sachs
d	UBS
e	Westpac Bank
f HSBC
g	Royal Bank of Scotland
h	Royal Bank of Canada

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013 ($)
Financial Futures Long
ASX SPI 200 Index	6	757,852	March 2013	12,928
Euro STOXX 50	54	1,987,726	March 2013	(9,126)
FTSE 100 Index	19	1,886,379	March 2013	26,143
TOPIX	14	1,435,289	March 2013	55,838

Gross Unrealized Appreciation				94,909
Gross Unrealized Depreciation				(9,126)

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	515,062,093	-	48	515,062,141
Mutual Funds	16,255,257	-	-	16,255,257
Preferred Stocks+	3,320,043	-	-	3,320,043
U.S. Treasury	-	389,986	-	389,986
Rights+	98,330	-	-	98,330
Other Financial Instruments:
Financial Futures++	94,909	-	-	94,909
Forward Foreign Currency Exchange Contracts++	-	786,256	-	786,256
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(895,320)	-	(895,320)
Financial Futures++	(9,126)	-	-	(9,126)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2013 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--.8%
BorgWarner	21,120	a	1,566,682
Delphi Automotive	51,123	a	1,976,415
Ford Motor	677,125		8,768,769
Goodyear Tire & Rubber	43,150	a	593,744
Harley-Davidson	40,147		2,104,506
Johnson Controls	121,027		3,762,729
			18,772,845
Banks--2.8%
BB&T	123,747		3,747,059
Comerica	33,381		1,146,971
Fifth Third Bancorp	164,452		2,678,923
First Horizon National	42,768		436,661
Hudson City Bancorp	87,836		750,998
Huntington Bancshares	151,668		1,055,609
KeyCorp	168,827		1,586,974
M&T Bank	21,218	b	2,178,876
People's United Financial	59,919		737,603
PNC Financial Services Group	93,887		5,802,217
Regions Financial	248,633		1,934,365
SunTrust Banks	95,122		2,698,611
U.S. Bancorp	336,733		11,145,862
Wells Fargo & Co.	873,838		30,435,778
Zions Bancorporation	33,419		779,331
			67,115,838
Capital Goods--7.7%
3M	112,992		11,361,346
Boeing	121,087		8,944,697
Caterpillar	116,055		11,418,651
Cummins	31,965		3,670,541
Danaher	103,603		6,208,928
Deere & Co.	69,479		6,535,195
Dover	32,222		2,229,118
Eaton	81,758		4,656,118
Emerson Electric	129,075		7,389,544
Fastenal	47,507		2,360,148
Flowserve	9,190		1,440,716
Fluor	30,068		1,949,308
General Dynamics	58,727		3,893,600
General Electric	1,871,615		41,699,582
Honeywell International	139,767		9,537,700
Illinois Tool Works	76,439		4,802,662
Ingersoll-Rand	50,600		2,600,334
Jacobs Engineering Group	22,340	a	1,074,777
Joy Global	18,859		1,191,323
L-3 Communications Holdings	17,247		1,309,392
Lockheed Martin	47,707		4,144,307
Masco	65,787		1,209,823
Northrop Grumman	43,833		2,850,898
PACCAR	62,463	b	2,939,509
Pall	20,536		1,402,609
Parker Hannifin	27,024		2,512,421
Pentair	37,512		1,901,108

Precision Castparts	25,763		4,724,934
Quanta Services	37,851	a	1,096,543
Raytheon	58,747		3,094,792
Rockwell Automation	24,879		2,218,958
Rockwell Collins	25,500		1,501,440
Roper Industries	17,614		2,068,764
Snap-on	10,081		816,763
Stanley Black & Decker	29,649		2,277,933
Textron	48,699		1,400,583
United Technologies	150,439		13,173,943
W.W. Grainger	10,563		2,300,833
Xylem	33,763		943,001
			186,852,842
Commercial & Professional Services--.7%
ADT	40,476		1,922,610
Avery Dennison	17,132		659,753
Cintas	19,386		819,252
Dun & Bradstreet	8,292	b	676,130
Equifax	20,748		1,217,908
Iron Mountain	30,330		1,037,589
Pitney Bowes	37,470	b	539,943
Republic Services	52,618		1,677,988
Robert Half International	24,946		879,097
Stericycle	15,838	a	1,494,315
Tyco International	83,700		2,530,251
Waste Management	76,952		2,799,514
			16,254,350
Consumer Durables & Apparel--1.1%
Coach	51,712		2,637,312
D.R. Horton	48,521		1,148,007
Fossil	9,547	a	1,007,972
Garmin	19,839	b	751,700
Harman International Industries	11,678		522,941
Hasbro	19,752	b	738,132
Leggett & Platt	25,041	b	737,207
Lennar, Cl. A	29,000	b	1,204,660
Mattel	60,133		2,262,805
Newell Rubbermaid	51,414		1,207,201
NIKE, Cl. B	130,462		7,051,471
PulteGroup	60,015	a	1,244,711
Ralph Lauren	10,735		1,787,163
VF	15,513		2,289,409
Whirlpool	13,383		1,544,131
			26,134,822
Consumer Services--1.8%
Apollo Group, Cl. A	17,675	a	357,389
Carnival	79,070		3,061,590
Chipotle Mexican Grill	5,679	a	1,743,510
Darden Restaurants	23,707		1,102,376
H&R Block	48,006		1,093,097
International Game Technology	49,348		758,479
Marriott International, Cl. A	44,259		1,769,475
McDonald's	179,276		17,083,210
Starbucks	132,770		7,451,052
Starwood Hotels & Resorts
Worldwide	34,602	c	2,124,909
Wyndham Worldwide	24,698		1,377,901
Wynn Resorts	14,570		1,824,455
Yum! Brands	80,842		5,249,879

			44,997,322
Diversified Financials--6.5%
American Express	173,791		10,220,649
Ameriprise Financial	37,183		2,465,977
Bank of America	1,923,263		21,771,337
Bank of New York Mellon	209,478		5,689,422
BlackRock	22,675		5,357,649
Capital One Financial	103,073		5,805,071
Charles Schwab	193,583		3,199,927
Citigroup	523,286		22,061,738
CME Group	55,216		3,193,693
Discover Financial Services	90,173		3,461,741
E*TRADE Financial	42,286	a	448,654
Franklin Resources	24,954		3,415,704
Goldman Sachs Group	78,872		11,662,014
IntercontinentalExchange	12,790	a,b	1,774,613
Invesco	78,462		2,138,090
JPMorgan Chase & Co.	678,323		31,915,097
Legg Mason	22,865		632,217
Leucadia National	35,092	b	893,091
Moody's	34,693		1,901,870
Morgan Stanley	245,067		5,599,781
NASDAQ OMX Group	19,811		561,048
Northern Trust	38,540		1,983,654
NYSE Euronext	43,808		1,514,443
SLM	84,146		1,421,226
State Street	83,007		4,619,340
T. Rowe Price Group	44,869		3,205,890
			156,913,936
Energy--10.9%
Anadarko Petroleum	88,672		7,095,533
Apache	69,379		5,811,185
Baker Hughes	77,748		3,476,891
Cabot Oil & Gas	38,446		2,029,180
Cameron International	43,473	a	2,752,276
Chesapeake Energy	91,182	b	1,840,053
Chevron	349,080		40,196,562
ConocoPhillips	215,844		12,518,952
CONSOL Energy	40,833		1,279,706
Denbury Resources	71,900	a	1,339,497
Devon Energy	68,009		3,889,435
Diamond Offshore Drilling	12,503	b	938,850
Ensco, Cl. A	40,955		2,603,509
EOG Resources	47,897		5,986,167
EQT	26,271		1,560,760
Exxon Mobil	813,900		73,226,583
FMC Technologies	41,942	a	1,985,954
Halliburton	164,546		6,693,731
Helmerich & Payne	19,077		1,227,414
Hess	52,503		3,526,101
Kinder Morgan	112,033		4,196,756
Marathon Oil	124,828		4,195,469
Marathon Petroleum	59,888		4,444,288
Murphy Oil	33,170		1,974,278
Nabors Industries	54,361	a	906,198
National Oilwell Varco	75,603		5,605,206
Newfield Exploration	23,525	a	693,988
Noble	45,097		1,826,429
Noble Energy	31,452		3,390,211

Occidental Petroleum	143,909		12,702,847
Peabody Energy	48,931		1,230,615
Phillips 66	111,205		6,735,687
Pioneer Natural Resources	21,744		2,555,790
QEP Resources	32,621		957,426
Range Resources	28,835		1,936,847
Rowan, Cl. A	22,488	a	775,386
Schlumberger	236,890		18,489,264
Southwestern Energy	62,547	a	2,145,362
Spectra Energy	117,779		3,271,901
Tesoro	25,125		1,223,336
Valero Energy	99,497		4,351,004
Williams	119,150		4,176,207
WPX Energy	35,479	a	533,249
			268,296,083
Food & Staples Retailing--2.3%
Costco Wholesale	76,751		7,854,697
CVS Caremark	222,593		11,396,762
Kroger	90,682		2,511,891
Safeway	44,553	b	857,645
Sysco	103,774		3,296,900
Wal-Mart Stores	298,876		20,906,376
Walgreen	152,012		6,074,400
Whole Foods Market	30,343		2,920,514
			55,819,185
Food, Beverage & Tobacco--5.9%
Altria Group	361,215		12,165,721
Archer-Daniels-Midland	118,906		3,392,388
Beam	29,044		1,781,559
Brown-Forman, Cl. B	26,633		1,723,155
Campbell Soup	31,488	b	1,155,924
Coca-Cola	688,613		25,643,948
Coca-Cola Enterprises	48,628		1,695,658
ConAgra Foods	73,325		2,396,994
Constellation Brands, Cl. A	27,123	a	877,700
Dean Foods	34,436	a	630,523
Dr. Pepper Snapple Group	37,916		1,708,874
General Mills	114,900		4,818,906
H.J. Heinz	57,829	b	3,506,172
Hershey	27,432		2,179,472
Hormel Foods	25,301		875,668
J.M. Smucker	19,713		1,747,163
Kellogg	43,571		2,548,904
Kraft Foods Group	104,852		4,846,259
Lorillard	70,656		2,760,530
McCormick & Co.	23,885		1,489,230
Mead Johnson Nutrition	36,977		2,810,252
Molson Coors Brewing, Cl. B	27,760		1,254,197
Mondelez International, Cl. A	315,091		8,756,379
Monster Beverage	26,656	a	1,276,822
PepsiCo	276,729		20,159,708
Philip Morris International	298,180		26,287,549
Reynolds American	59,080		2,598,338
Tyson Foods, Cl. A	52,973		1,171,763
			142,259,756
Health Care Equipment & Services--4.2%
Abbott Laboratories	281,996		9,554,024
Aetna	59,043		2,847,644
AmerisourceBergen	41,442		1,880,224

Baxter International	97,099		6,587,196
Becton Dickinson & Co.	35,180		2,956,527
Boston Scientific	253,594	a	1,894,347
C.R. Bard	13,683		1,396,624
Cardinal Health	61,461		2,692,606
CareFusion	39,802	a	1,235,454
Cerner	26,272	a	2,168,754
Cigna	51,060		2,978,840
Coventry Health Care	24,718		1,132,826
Covidien	85,102		5,305,259
DaVita HealthCare Partners	14,619	a	1,687,179
DENTSPLY International	24,840		1,037,318
Edwards Lifesciences	20,371	a	1,831,964
Express Scripts Holding	145,643	a	7,780,249
Humana	29,099		2,163,802
Intuitive Surgical	7,070	a	4,060,867
Laboratory Corp. of America
Holdings	16,834	a	1,506,643
McKesson	41,802		4,398,824
Medtronic	181,104		8,439,446
Patterson	15,412		556,836
Quest Diagnostics	28,543		1,654,067
St. Jude Medical	55,055		2,240,739
Stryker	51,099		3,201,352
Tenet Healthcare	19,011	a	738,197
UnitedHealth Group	183,447		10,128,109
Varian Medical Systems	20,036	a	1,415,543
WellPoint	53,709		3,481,417
Zimmer Holdings	31,567		2,354,898
			101,307,775
Household & Personal Products--2.4%
Avon Products	77,007		1,307,579
Clorox	23,250		1,823,033
Colgate-Palmolive	79,146		8,497,906
Estee Lauder, Cl. A	42,391		2,582,884
Kimberly-Clark	70,051		6,270,265
Procter & Gamble	488,016		36,679,283
			57,160,950
Insurance--4.1%
ACE	60,100		5,128,333
Aflac	82,974		4,402,600
Allstate	87,584		3,844,938
American International Group	262,197	a	9,918,913
Aon	57,024		3,292,566
Assurant	14,133		540,446
Berkshire Hathaway, Cl. B	326,200	a	31,618,566
Chubb	47,053		3,778,826
Cincinnati Financial	26,035		1,104,925
Genworth Financial, Cl. A	83,117	a	762,183
Hartford Financial Services Group	78,341		1,942,857
Lincoln National	49,946		1,447,435
Loews	56,396		2,445,895
Marsh & McLennan	96,269		3,415,624
MetLife	194,521		7,263,414
Principal Financial Group	51,203		1,587,805
Progressive	98,789		2,221,765
Prudential Financial	82,559		4,778,515
Torchmark	16,892		941,053
Travelers	68,316		5,360,073

Unum Group	49,809		1,161,048
XL Group	54,648		1,514,843
			98,472,623
Materials--3.5%
Air Products & Chemicals	38,209		3,340,613
Airgas	11,990		1,141,928
Alcoa	192,245		1,699,446
Allegheny Technologies	18,808		595,273
Ball	26,812		1,193,670
Bemis	19,779		705,715
CF Industries Holdings	11,059		2,534,391
Cliffs Natural Resources	26,122	b	974,612
Dow Chemical	212,635		6,846,847
E.I. du Pont de Nemours & Co.	165,147		7,836,225
Eastman Chemical	26,907		1,914,433
Ecolab	47,543		3,442,113
FMC	25,364		1,559,125
Freeport-McMoRan Copper & Gold	168,358		5,934,620
International Flavors & Fragrances	14,164		997,571
International Paper	77,314		3,202,346
LyondellBasell Industries, Cl. A	67,169		4,259,858
MeadWestvaco	30,975		971,066
Monsanto	95,382		9,666,966
Mosaic	50,146		3,071,443
Newmont Mining	87,851		3,774,079
Nucor	57,017		2,623,352
Owens-Illinois	30,119	a	716,832
PPG Industries	27,022	b	3,725,523
Praxair	52,886		5,837,028
Sealed Air	34,582		647,375
Sherwin-Williams	15,328		2,485,282
Sigma-Aldrich	21,630		1,672,648
United States Steel	26,106	b	583,469
Vulcan Materials	23,664		1,338,436
			85,292,285
Media--3.5%
Cablevision Systems (NY Group),
Cl. A	40,411		591,617
CBS, Cl. B	105,383		4,396,579
Comcast, Cl. A	475,761		18,116,979
DIRECTV	107,920	a	5,519,029
Discovery Communications, Cl. A	43,667	a	3,029,616
Gannett	40,778		800,472
Interpublic Group of Cos.	77,492		938,428
McGraw-Hill	49,496		2,847,010
News Corp., Cl. A	361,585		10,030,368
Omnicom Group	46,870		2,544,104
Scripps Networks Interactive, Cl.
A	15,343		947,737
Time Warner	168,481		8,511,660
Time Warner Cable	54,318		4,852,770
Viacom, Cl. B	82,492		4,978,392
Walt Disney	316,337		17,044,238
Washington Post, Cl. B	721	b	278,075
			85,427,074
Pharmaceuticals, Biotech & Life Sciences--7.9%
AbbVie	281,996		10,346,433
Actavis	22,990	a	1,986,106
Agilent Technologies	62,883		2,815,901

Alexion Pharmaceuticals	34,152	a	3,209,946
Allergan	54,520		5,725,145
Amgen	136,968		11,705,285
Biogen Idec	41,936	a	6,545,371
Bristol-Myers Squibb	294,694		10,650,241
Celgene	75,518	a	7,473,261
Eli Lilly & Co.	181,354		9,736,896
Forest Laboratories	43,195	a	1,567,979
Gilead Sciences	268,798	a	10,604,081
Hospira	29,933	a	1,021,314
Johnson & Johnson	494,016		36,517,663
Life Technologies	31,860	a	2,061,023
Merck & Co.	541,665		23,427,011
Mylan	73,411	a	2,075,329
PerkinElmer	20,343		716,887
Perrigo	15,446		1,552,477
Pfizer	1,314,381		35,856,314
Thermo Fisher Scientific	64,752		4,671,209
Waters	15,374	a	1,407,797
			191,673,669
Real Estate--1.9%
Apartment Investment & Management,
Cl. A	26,808	c	731,322
AvalonBay Communities	20,256	c	2,629,026
Boston Properties	26,639	c	2,804,554
CBRE Group, Cl. A	53,752	a	1,159,968
Equity Residential	57,352	c	3,176,727
HCP	79,223	c	3,675,155
Health Care	46,302	c	2,909,618
Host Hotels & Resorts	127,297	c	2,137,317
Kimco Realty	73,713	c	1,531,019
Plum Creek Timber	28,023	c	1,350,148
Prologis	83,531	c	3,332,887
Public Storage	25,509	c	3,926,600
Simon Property Group	55,167	c	8,836,650
Ventas	53,345	c	3,536,240
Vornado Realty Trust	29,837	c	2,520,033
Weyerhaeuser	96,956	c	2,920,315
			47,177,579
Retailing--4.2%
Abercrombie & Fitch, Cl. A	14,039		701,950
Amazon.com	64,658	a	17,166,699
AutoNation	7,145	a,b	346,533
AutoZone	6,605	a	2,441,869
Bed Bath & Beyond	40,980	a	2,405,526
Best Buy	49,614	b	806,724
Big Lots	12,052	a	387,472
CarMax	40,103	a	1,580,860
Dollar General	48,293	a	2,232,102
Dollar Tree	41,307	a	1,651,867
Expedia	16,642		1,085,891
Family Dollar Stores	17,934		1,016,858
GameStop, Cl. A	21,251	b	493,023
Gap	52,429		1,713,380
Genuine Parts	27,282		1,855,994
Home Depot	266,867		17,858,740
J.C. Penney	26,323	b	535,147
Kohl's	37,935		1,756,011
Limited Brands	42,890		2,059,578

Lowe's	202,446		7,731,413
Macy's	70,613		2,789,920
Netflix	10,196	a	1,684,787
Nordstrom	27,456		1,516,395
O'Reilly Automotive	20,937	a	1,939,813
PetSmart	19,805		1,295,445
priceline.com	8,836	a	6,056,813
Ross Stores	40,563		2,421,611
Staples	122,100	b	1,645,908
Target	116,239		7,021,998
The TJX Companies	130,553		5,898,385
Tiffany & Co.	21,339		1,403,039
TripAdvisor	19,513	a	903,062
Urban Outfitters	19,231	a	822,894
			101,227,707
Semiconductors & Semiconductor Equipment--1.9%
Advanced Micro Devices	110,175	a,b	286,455
Altera	57,845		1,933,180
Analog Devices	52,714		2,300,439
Applied Materials	218,422		2,819,828
Broadcom, Cl. A	90,924		2,950,484
First Solar	10,675	a	300,822
Intel	889,562		18,716,384
KLA-Tencor	29,810		1,636,867
Lam Research	29,623	a	1,218,690
Linear Technology	40,484		1,482,524
LSI	100,482	a	707,393
Microchip Technology	33,824	b	1,131,413
Micron Technology	182,598	a	1,380,441
NVIDIA	110,722		1,357,452
Teradyne	35,007	a	565,713
Texas Instruments	201,863		6,677,628
Xilinx	46,090		1,681,824
			47,147,537
Software & Services--9.4%
Accenture, Cl. A	113,915		8,189,349
Adobe Systems	86,982	a	3,290,529
Akamai Technologies	30,772	a	1,252,728
Autodesk	41,049	a	1,595,985
Automatic Data Processing	85,887		5,092,240
BMC Software	25,488	a	1,059,026
CA	60,022		1,489,746
Citrix Systems	33,913	a	2,481,075
Cognizant Technology Solutions,
Cl. A	52,865	a	4,132,986
Computer Sciences	26,846		1,122,163
eBay	207,780	a	11,621,135
Electronic Arts	54,599	a	858,842
Fidelity National Information
Services	45,349		1,682,901
Fiserv	24,459	a	1,964,302
Google, Cl. A	47,473	a	35,874,871
International Business Machines	189,597		38,501,463
Intuit	49,819		3,107,709
MasterCard, Cl. A	19,062		9,881,741
Microsoft	1,351,418		37,123,452
Oracle	671,006		23,827,423
Paychex	58,642	b	1,913,488
Red Hat	35,282	a	1,960,268

SAIC	50,355		609,296
salesforce.com	23,095	a	3,975,342
Symantec	126,583	a	2,755,712
Teradata	30,339	a	2,022,398
Total System Services	28,103		653,395
VeriSign	28,054	a	1,217,824
Visa, Cl. A	92,900		14,669,839
Western Union	111,031		1,579,971
Yahoo!	188,191	a	3,694,189
			229,201,388
Technology Hardware & Equipment--6.7%
Amphenol, Cl. A	28,894		1,952,368
Apple	167,860		76,428,337
Cisco Systems	947,289		19,485,735
Corning	268,784		3,225,408
Dell	263,915		3,494,235
EMC	375,861	a	9,249,939
F5 Networks	13,854	a	1,453,008
FLIR Systems	25,374		603,140
Harris	19,507		901,223
Hewlett-Packard	348,554		5,754,627
Jabil Circuit	32,358		611,890
JDS Uniphase	40,459	a	587,060
Juniper Networks	92,709	a	2,074,827
Molex	25,992	b	705,943
Motorola Solutions	50,112		2,926,040
NetApp	64,065	a	2,306,340
QUALCOMM	304,066		20,077,478
SanDisk	43,445	a	2,171,816
Seagate Technology	60,025	b	2,039,650
TE Connectivity	75,600		2,939,328
Western Digital	40,015		1,880,705
Xerox	234,209		1,876,014
			162,745,111
Telecommunication Services--3.1%
American Tower	70,069		5,335,754
AT&T	1,014,040		35,278,452
CenturyLink	110,317		4,462,323
Crown Castle International	52,941	a	3,733,399
Frontier Communications	184,604	b	843,640
MetroPCS Communications	58,241	a	584,157
Sprint Nextel	530,323	a	2,985,718
Verizon Communications	509,235		22,207,738
Windstream	106,795	b	1,040,183
			76,471,364
Transportation--1.6%
C.H. Robinson Worldwide	29,405		1,945,141
CSX	184,096		4,055,635
Expeditors International of
Washington	38,012		1,630,715
FedEx	51,756		5,250,646
Norfolk Southern	56,441		3,887,092
Ryder System	9,785		555,592
Southwest Airlines	132,827		1,488,991
Union Pacific	84,141		11,061,176
United Parcel Service, Cl. B	127,678		10,123,589
			39,998,577
Utilities--3.4%
AES	108,632		1,177,571

AGL Resources	21,260		888,668
Ameren	44,379		1,439,655
American Electric Power	85,842		3,887,784
CenterPoint Energy	76,447		1,562,577
CMS Energy	48,846		1,255,342
Consolidated Edison	51,773		2,944,848
Dominion Resources	101,661		5,500,877
DTE Energy	30,234		1,914,115
Duke Energy	125,020		8,593,875
Edison International	58,838		2,835,403
Entergy	31,245		2,018,427
Exelon	151,261		4,755,646
FirstEnergy	73,944		2,993,993
Integrys Energy Group	13,486		737,549
NextEra Energy	74,959		5,400,796
NiSource	55,163		1,491,056
Northeast Utilities	55,335		2,253,795
NRG Energy	58,519		1,404,456
ONEOK	36,024		1,693,488
Pepco Holdings	42,315	b	825,989
PG&E	75,410		3,215,482
Pinnacle West Capital	20,017		1,068,507
PPL	102,668		3,109,814
Public Service Enterprise Group	91,685		2,858,738
SCANA	24,197		1,132,662
Sempra Energy	39,726		2,981,436
Southern	155,244		6,866,442
TECO Energy	37,265		662,199
Wisconsin Energy	41,299		1,628,420
Xcel Energy	86,034		2,390,025
			81,489,635
Total Common Stocks
(cost $1,246,126,049)			2,388,210,253
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.04%, 3/14/13
(cost $2,134,905)	2,135,000	[d]	2,134,921

Other Investment--1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $39,303,733)	39,303,733	[e]	39,303,733
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,685,183)	20,685,183	[e]	20,685,183
Total Investments (cost $1,308,249,870)	100.9%		2,450,334,090
Liabilities, Less Cash and Receivables	(.9%)		(20,961,199)
Net Assets	100.0%		2,429,372,891

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was $32,574,104 and the value of the collateral held by the fund was $33,295,839, consisting of cash collateral of $20,685,183 and U.S. Government &
Agency securities valued at $12,610,656.

c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $1,142,084,220 of which $1,229,431,611 related to appreciated investment securities and $87,347,391 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.9
Software & Services	9.4
Pharmaceuticals, Biotech & Life Sciences	7.9
Capital Goods	7.7
Technology Hardware & Equipment	6.7
Diversified Financials	6.5
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	4.2
Retailing	4.2
Insurance	4.1
Materials	3.5
Media	3.5
Utilities	3.4
Telecommunication Services	3.1
Banks	2.8
Short-Term/Money Market Investments	2.6
Household & Personal Products	2.4
Food & Staples Retailing	2.3
Real Estate	1.9
Semiconductors & Semiconductor Equipment	1.9
Consumer Services	1.8
Transportation	1.6
Consumer Durables & Apparel	1.1
Automobiles & Components	.8
Commercial & Professional Services	.7
100.9

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2013	($)
Financial Futures Long
Standard & Poor's 500 E-mini	583	43,529,695	March 2013	1,264,637

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,385,606,744	-	-	2,385,606,744
Equity Securities - Foreign Common Stocks+	2,603,509	-	-	2,603,509
Mutual Funds	59,988,916	-	-	59,988,916
U.S. Treasury	-	2,134,921	-	2,134,921
Other Financial Instruments:
Financial Futures++	1,264,637	-	-	1,264,637

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are alued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2013 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	59,799		2,070,839
Drew Industries	34,192		1,252,111
Spartan Motors	35,411		200,780
Standard Motor Products	53,229		1,235,445
Superior Industries International	64,277		1,302,895
Winnebago Industries	70,269	a	1,315,436
			7,377,506
Banks--7.0%
Bank Mutual	69,864		358,402
Bank of the Ozarks	52,618		1,911,086
Banner	52,351		1,581,000
BBCN Bancorp	175,069		2,116,584
Boston Private Financial Holdings	219,518		2,030,541
Brookline Bancorp	106,657		939,648
City Holding	34,277	b	1,295,328
Columbia Banking System	94,081		1,900,436
Community Bank System	73,402		2,084,617
CVB Financial	196,482		2,161,302
Dime Community Bancshares	39,459		544,929
F.N.B.	308,136		3,571,296
First BanCorp	187,677	a,b	962,783
First Commonwealth Financial	238,126		1,683,551
First Financial Bancorp	128,613		1,966,493
First Financial Bankshares	59,413	b	2,439,498
First Midwest Bancorp	183,276		2,322,107
Glacier Bancorp	144,197		2,246,589
Hanmi Financial	79,749	a	1,311,871
Home Bancshares	62,845		2,181,978
Independent Bank	40,938		1,268,669
National Penn Bancshares	306,263		2,986,064
NBT Bankcorp	74,121		1,537,270
Northwest Bancshares	201,643		2,460,045
Old National Bancorp	254,066		3,394,322
Oritani Financial	108,114		1,636,846
PacWest Bancorp	77,309		2,124,451
Pinnacle Financial Partners	86,674	a	1,860,891
PrivateBancorp	159,453		2,737,808
Provident Financial Services	95,144		1,410,986
S&T Bancorp	41,749	b	769,852
Simmons First National, Cl. A	35,400		903,762
Sterling Bancorp	92,716		889,146
Susquehanna Bancshares	445,697		5,089,860
Texas Capital Bancshares	83,158	a	3,442,741
Tompkins Financial	15,409		630,382
Trustco Bank	212,764		1,125,522

UMB Financial	77,660		3,438,008
Umpqua Holdings	276,459		3,494,442
United Bankshares	92,268	b	2,351,911
United Community Banks	95,543	a	1,002,246
ViewPoint Financial Group	70,823		1,497,906
Wilshire Bancorp	207,156	a	1,271,938
Wintrust Financial	69,852	b	2,589,414
			85,524,521
Capital Goods--10.4%
A.O. Smith	90,628		6,278,708
AAON	51,020		1,160,195
AAR	85,739		1,616,180
Actuant, Cl. A	166,065		4,895,596
Aegion	91,284	a	2,147,000
Aerovironment	25,492	a	551,902
Albany International, Cl. A	64,852		1,625,191
American Science & Engineering	23,509		1,588,738
Apogee Enterprises	54,538		1,333,454
Applied Industrial Technologies	86,393		3,797,836
Astec Industries	36,227		1,279,538
AZZ	56,103		2,400,647
Barnes Group	111,423		2,663,010
Belden	105,282		5,069,328
Brady, Cl. A	111,396		3,886,606
Briggs & Stratton	115,710	b	2,745,798
CIRCOR International	36,637		1,520,435
Comfort Systems USA	81,614		1,053,637
Cubic	26,840	b	1,261,480
Curtiss-Wright	103,890		3,703,679
Dycom Industries	79,666	a	1,671,393
EMCOR Group	156,695		5,692,729
Encore Wire	45,093		1,470,934
EnerSys	118,273	a	4,840,914
Engility Holdings	36,581	a,b	704,184
EnPro Industries	38,262	a	1,701,894
ESCO Technologies	65,163		2,682,761
Federal Signal	172,382	a	1,385,951
Franklin Electric	35,793		2,380,950
GenCorp	157,322	a,b	1,688,065
Gibraltar Industries	67,653	a	1,175,133
Griffon	71,506		843,771
II-VI	123,575	a	2,103,246
John Bean Technologies	62,068		1,160,051
Kaman	55,156		2,004,369
Kaydon	75,819		1,880,311
Lindsay	25,980	b	2,417,179
Lydall	45,929	a	701,795
Moog, Cl. A	105,281	a	4,611,308
Mueller Industries	70,843		3,780,182
National Presto Industries	6,284	b	460,931
NCI Building Systems	31,774	a	491,862
Orbital Sciences	130,844	a	1,923,407

Orion Marine Group	23,200	a	180,960
Powell Industries	10,287	a	465,487
Quanex Building Products	61,382		1,268,152
Robbins & Myers	99,655		5,807,893
Simpson Manufacturing	82,845		2,685,835
Standex International	24,955		1,413,701
Teledyne Technologies	76,043	a	5,190,695
Tennant	50,533		2,326,539
Toro	137,352		6,047,609
Universal Forest Products	34,644		1,408,279
Vicor	37,801	a	203,369
Watts Water Technologies, Cl. A	70,870		3,267,107
			128,617,904
Commercial & Professional Services--3.6%
ABM Industries	95,874		2,101,558
CDI	17,873		304,198
Consolidated Graphics	27,207	a	996,592
Dolan	82,924	a	291,063
Exponent	29,920	a	1,462,789
G&K Services, Cl. A	42,098		1,685,604
Geo Group	169,952		5,543,834
Healthcare Services Group	133,393		3,221,441
Heidrick & Struggles International	26,409		417,526
Insperity	60,207		2,024,761
Interface	122,546		2,056,322
Kelly Services, Cl. A	48,724		776,661
Korn/Ferry International	106,923	a	1,836,937
Mobile Mini	75,480	a	1,811,520
Navigant Consulting	127,617	a	1,471,424
On Assignment	78,920	a	1,929,594
Resources Connection	115,642		1,411,989
SYKES Enterprises	104,455	a	1,681,726
Tetra Tech	140,882	a	4,037,678
TrueBlue	96,996	a	1,667,361
UniFirst	35,899		2,934,384
United Stationers	102,708		3,424,285
Viad	50,845		1,419,592
			44,508,839
Consumer Durables & Apparel--4.8%
American Greetings, Cl. A	79,720	b	1,275,520
Arctic Cat	41,262	a	1,491,209
Blyth	25,232	b	353,500
Brunswick	201,219		7,276,079
Callaway Golf	97,773		641,391
Crocs	212,774	a	3,161,822
Ethan Allen Interiors	58,758	b	1,698,694
Fifth & Pacific	232,517	a	3,511,007
Helen of Troy	57,971	a	2,098,550
Iconix Brand Group	168,626	a	4,055,455
iRobot	49,862	a,b	1,140,843
JAKKS Pacific	54,153	b	707,238
K-Swiss, Cl. A	38,118	a	179,536

La-Z-Boy	118,817		1,858,298
M/I Homes	43,006	a	1,171,483
Maidenform Brands	51,560	a	1,000,780
Meritage Homes	59,006	a	2,610,425
Movado Group	40,592		1,484,044
Oxford Industries	27,571		1,361,456
Perry Ellis International	35,526		685,652
Quiksilver	260,815	a	1,705,730
Ryland Group	95,387		3,788,772
Skechers USA, Cl. A	79,238	a	1,505,522
Standard Pacific	208,033	a,b	1,726,674
Steven Madden	83,234	a	3,835,423
Sturm Ruger & Co.	41,488	b	2,106,346
True Religion Apparel	54,815		1,299,664
Universal Electronics	30,673	a	585,854
Wolverine World Wide	112,540	b	4,839,220
			59,156,187
Consumer Services--4.0%
American Public Education	46,983	a,b	1,810,255
Biglari Holdings	2,550	a	940,644
BJ's Restaurants	45,968	a	1,469,597
Boyd Gaming	113,668	a,b	796,813
Buffalo Wild Wings	37,171	a,b	2,733,927
Capella Education	35,639	a	973,657
Career Education	106,256	a	367,646
CEC Entertainment	46,341		1,527,399
Coinstar	75,942	a,b	3,863,929
Corinthian Colleges	192,110	a	472,591
Cracker Barrel Old Country Store	52,634		3,411,736
DineEquity	28,978	a	2,122,928
Hillenbrand	137,666		3,407,233
Interval Leisure Group	79,095		1,566,081
ITT Educational Services	34,497	a,b	580,929
Jack in the Box	110,070	a	3,195,332
Lincoln Educational Services	24,106		133,547
Marcus	72,399		962,907
Marriott Vacations Worldwide	63,994	a	2,840,054
Monarch Casino & Resort	17,578	a	182,108
Multimedia Games Holding Company	75,051	a	1,271,364
Papa John's International	43,605	a	2,446,240
Pinnacle Entertainment	138,834	a	2,158,869
Red Robin Gourmet Burgers	35,991	a	1,330,587
Ruby Tuesday	146,894	a	1,106,112
Ruth's Hospitality Group	69,909	a	542,494
SHFL Entertainment	146,090	a	2,162,132
Sonic	157,231	a	1,754,698
Texas Roadhouse	134,797		2,371,079
Universal Technical Institute	16,944		191,467
			48,694,355
Diversified Financials--3.2%
Calamos Asset Management, Cl. A	45,930		478,591
Cash America International	72,679		3,482,051

Encore Capital Group	48,326	a	1,454,129
EZCORP, Cl. A	99,992	a	2,219,822
Financial Engines	83,774	a,b	2,786,323
First Cash Financial Services	61,709	a	3,289,707
HFF, Cl. A	66,453		1,158,940
Interactive Brokers Group, Cl. A	108,033		1,544,872
Investment Technology Group	89,578	a	906,529
MarketAxess Holdings	83,330		3,150,707
Piper Jaffray	29,132	a	1,128,282
Portfolio Recovery Associates	41,669	a	4,456,500
Prospect Capital	366,006	b	4,128,548
Stifel Financial	113,168	a	4,170,241
SWS Group	69,389	a	457,274
Virtus Investment Partners	13,823	a	2,059,765
World Acceptance	34,474	a,b	2,673,459
			39,545,740
Energy--4.1%
Approach Resources	67,605	a,b	1,797,617
Basic Energy Services	61,478	a,b	794,911
Bristow Group	87,596		4,991,220
Carrizo Oil & Gas	81,166	a	1,743,446
Cloud Peak Energy	114,485	a	2,004,632
Comstock Resources	87,454	a	1,275,954
Contango Oil & Gas	36,102		1,549,859
Exterran Holdings	141,829	a	3,296,106
Geospace Technologies	28,256	a	2,547,561
Gulf Island Fabrication	30,108		699,108
Gulfport Energy	125,154	a	5,165,106
Hornbeck Offshore Services	79,632	a	2,931,254
ION Geophysical	304,714	a	2,072,055
Lufkin Industries	67,649	b	3,917,554
Matrix Service	65,606	a	936,854
PDC Energy	56,594	a	2,095,676
Penn Virginia	133,869		574,298
PetroQuest Energy	105,144	a	540,440
Pioneer Energy Services	109,026	a	826,417
SEACOR Holdings	47,740		4,342,908
Stone Energy	115,006	a	2,587,635
Swift Energy	97,977	a	1,476,513
TETRA Technologies	178,813	a	1,519,910
			49,687,034
Food & Staples Retailing--.6%
Andersons	28,783		1,357,118
Casey's General Stores	81,824		4,478,228
Nash Finch	28,940		601,084
Spartan Stores	55,528		901,775
			7,338,205
Food, Beverage & Tobacco--2.5%
Alliance One International	154,713	a	560,061
B&G Foods	103,208		3,271,694
Boston Beer, Cl. A	19,579	a,b	2,747,717
Cal-Maine Foods	29,253		1,219,265

Calavo Growers	25,423	b	633,287
Darling International	268,335	a	4,526,811
Diamond Foods	31,462	a,b	449,277
Hain Celestial Group	94,650	a,b	5,394,103
J&J Snack Foods	32,700		2,228,505
Sanderson Farms	51,413	b	2,595,328
Seneca Foods, Cl. A	22,982	a	689,690
Snyders-Lance	91,597		2,329,312
TreeHouse Foods	76,911	a	4,070,899
			30,715,949
Health Care Equipment & Services--7.1%
Abaxis	43,744		1,693,768
ABIOMED	82,122	a,b	1,145,602
Air Methods	67,575		2,954,379
Align Technology	149,880	a,b	4,700,237
Almost Family	20,005		400,500
Amedisys	52,896	a	588,204
AMN Healthcare Services	94,667	a	1,150,204
AmSurg	78,542	a	2,451,296
Analogic	31,671		2,413,013
Bio-Reference Labs	68,129	a,b	1,891,942
Cantel Medical	50,595		1,589,189
Centene	113,983	a	4,919,506
Chemed	47,576		3,594,367
Computer Programs & Systems	14,924		785,152
CONMED	75,174		2,207,860
CorVel	18,192	a	833,194
Cross Country Healthcare	47,524	a	268,511
CryoLife	117,742		755,904
Cyberonics	62,683	a,b	2,717,935
Ensign Group	25,389		725,110
Gentiva Health Services	55,975	a	554,712
Greatbatch	53,487	a	1,419,545
Haemonetics	105,077	a	4,406,929
Hanger	67,804	a	1,948,009
HealthStream	44,056	a	1,091,708
Healthways	54,376	a	572,036
ICU Medical	31,890	a	1,927,750
Integra LifeSciences Holdings	51,539	a	2,172,369
Invacare	86,037		1,353,362
IPC The Hospitalist	28,880	a	1,231,443
Kindred Healthcare	96,310	a	1,038,222
Landauer	14,214	b	895,340
LHC Group	41,278	a	881,698
Magellan Health Services	66,512	a	3,412,066
Medidata Solutions	47,247	a	2,210,687
Meridian Bioscience	96,090	b	2,013,085
Merit Medical Systems	61,074	a	847,096
Molina Healthcare	63,892	a	1,834,339
MWI Veterinary Supply	22,702	a	2,549,662
Natus Medical	61,408	a	756,547
Neogen	40,095	a	1,864,017

NuVasive	98,166	a	1,691,400
Omnicell	75,893	a	1,199,109
Palomar Medical Technologies	19,471	a	190,232
PharMerica	80,886	a	1,171,229
PSS World Medical	106,821	a	3,090,332
Quality Systems	84,599		1,543,086
SurModics	32,624	a	786,565
Symmetry Medical	86,143	a	922,592
West Pharmaceutical Services	75,710		4,482,789
			87,843,829
Household & Personal Products--.6%
Central Garden & Pet, Cl. A	124,624	a	1,198,883
Inter Parfums	35,136		762,803
Medifast	42,885	a	1,051,969
Prestige Brands Holdings	90,705	a	1,945,622
WD-40	35,334	b	1,887,542
			6,846,819
Insurance--2.1%
AMERISAFE	38,602	a	1,105,561
eHealth	45,556	a	1,110,200
Employers Holdings	48,328		1,029,870
Horace Mann Educators	90,463		1,966,666
Infinity Property & Casualty	19,516		1,160,617
Meadowbrook Insurance Group	114,665		718,950
National Financial Partners	103,295	a,b	1,819,025
Navigators Group	27,164	a	1,473,104
ProAssurance	137,266		6,182,461
RLI	31,081		2,144,900
Safety Insurance Group	24,293		1,166,307
Selective Insurance Group	99,754		2,045,955
Stewart Information Services	54,422	b	1,445,448
Tower Group	77,319		1,492,257
United Fire Group	57,930		1,343,397
			26,204,718
Materials--6.6%
A. Schulman	69,849		2,245,645
AK Steel Holding	285,202	b	1,140,808
AMCOL International	58,877		1,738,638
American Vanguard	54,891		1,860,805
Balchem	57,370		2,145,638
Buckeye Technologies	94,576		2,719,060
Calgon Carbon	107,351	a	1,721,910
Century Aluminum	127,164	a	1,094,882
Clearwater Paper	47,598	a	2,156,665
Deltic Timber	19,414		1,408,680
Eagle Materials	104,658		6,778,699
Glatfelter	100,670		1,870,449
Globe Specialty Metals	144,489		2,190,453
H.B. Fuller	103,071		4,028,015
Hawkins	19,754		770,801
Haynes International	24,753		1,265,373
Headwaters	169,779	a	1,589,131

Innophos Holdings	48,682		2,461,849
Kaiser Aluminum	43,740		2,718,878
KapStone Paper and Packaging	87,960		2,111,040
Koppers Holdings	48,875		1,982,370
Kraton Performance Polymers	68,680	a	1,802,850
LSB Industries	48,120	a	1,992,168
Materion	52,121		1,402,055
Myers Industries	93,098		1,375,988
Neenah Paper	43,859		1,356,997
Olympic Steel	22,802		479,070
OM Group	68,380	a	1,888,656
PolyOne	192,877		4,212,434
Quaker Chemical	28,901		1,652,270
RTI International Metals	64,780	a	1,839,752
Schweitzer-Mauduit International	79,262		3,229,134
Stepan	37,310		2,188,605
Stillwater Mining	258,243	a,b	3,475,951
SunCoke Energy	154,906	a	2,568,341
Texas Industries	43,089	a,b	2,449,179
Tredegar	46,188		1,053,548
Wausau Paper	99,415		961,343
Zep	36,845	b	537,937
			80,466,067
Media--.7%
Arbitron	64,384		3,019,610
Digital Generation	40,838	a,b	408,788
E.W. Scripps, Cl. A	98,548	a	1,083,043
Harte-Hanks	94,389		773,046
Live Nation	329,170	a	3,377,284
			8,661,771
Pharmaceuticals, Biotech & Life Sciences--3.3%
Acorda Therapeutics	89,362	a	2,580,775
Affymetrix	167,431	a,b	634,563
Akorn	151,939	a	1,988,882
ArQule	98,879	a	250,164
Cambrex	96,207	a	1,130,432
Cubist Pharmaceuticals	148,491	a	6,391,053
Emergent BioSolutions	53,750	a	862,687
Enzo Biochem	76,337	a	220,614
Hi-Tech Pharmacal	17,970	b	657,702
Luminex	85,692	a	1,575,019
Medicines	125,947	a	3,763,296
Momenta Pharmaceuticals	100,470	a,b	1,266,927
PAREXEL International	143,385	a	4,853,582
Questcor Pharmaceuticals	143,179	b	3,648,201
Salix Pharmaceuticals	114,329	a	5,476,359
Spectrum Pharmaceuticals	114,974	b	1,449,822
ViroPharma	153,143	a	4,082,792
			40,832,870
Real Estate--7.8%
Acadia Realty Trust	98,831	c	2,583,442
Cedar Realty Trust	117,318	c	646,422

Colonial Properties Trust	199,121	c	4,362,741
Cousins Properties	241,669	c	2,150,854
DiamondRock Hospitality	421,585	c	3,844,855
EastGroup Properties	57,521	c	3,223,477
EPR Properties	113,145		5,301,975
Forestar Group	86,174	a	1,639,891
Franklin Street Properties	163,753	c	2,128,789
Getty Realty	40,530	b,c	765,206
Government Properties Income Trust	96,238	b,c	2,391,514
Healthcare Realty Trust	176,646	c	4,500,940
Inland Real Estate	167,977	c	1,525,231
Kilroy Realty	157,486	c	7,858,551
Kite Realty Group Trust	135,653	c	820,701
LaSalle Hotel Properties	222,459	c	6,073,131
Lexington Realty Trust	377,227	c	4,149,497
LTC Properties	64,594	c	2,405,481
Medical Properties Trust	308,079	c	4,143,663
Mid-America Apartment Communities	89,841	c	5,872,906
Parkway Properties	81,360	c	1,288,742
Pennsylvania Real Estate
Investment Trust	134,683	c	2,483,555
Post Properties	129,522	c	6,283,112
PS Business Parks	44,902	c	3,204,207
Sabra Healthcare	80,067	c	2,008,881
Saul Centers	19,393	c	829,051
Sovran Self Storage	66,967	c	4,368,927
Tanger Factory Outlet Centers	197,175	c	6,983,939
Universal Health Realty Income
Trust	27,265	c	1,503,119
Urstadt Biddle Properties, Cl. A	59,422	c	1,202,701
			96,545,501
Retailing--5.2%
Big 5 Sporting Goods	46,114	b	639,601
Blue Nile	28,738	a,b	962,436
Brown Shoe	105,540		1,819,510
Buckle	60,171	b	2,814,799
Cato, Cl. A	68,122		1,878,124
Children's Place Retail Stores	57,271	a	2,854,387
Christopher & Banks	79,127	a	490,587
Finish Line, Cl. A	117,208		2,184,757
Fred's, Cl. A	85,599	b	1,131,619
Genesco	54,750	a	3,412,568
Group 1 Automotive	41,309	b	2,798,272
Haverty Furniture	28,942		520,956
Hibbett Sports	65,170	a	3,431,852
Hot Topic	97,740		1,084,914
JOS. A. Bank Clothiers	51,820	a,b	2,100,783
Kirkland's	33,038	a	382,250
Lithia Motors, Cl. A	37,300		1,613,971
Lumber Liquidators Holdings	60,574	a,b	3,584,769
MarineMax	45,416	a	530,459
Men's Wearhouse	113,950		3,458,382

Monro Muffler Brake	55,906	b	2,024,915
NutriSystem	60,003	b	541,827
OfficeMax	182,968		1,972,395
PEP Boys-Manny Moe & Jack	116,891	a	1,300,997
PetMed Express	49,956	b	651,426
Pool	107,916		4,944,711
Rue21	42,202	a,b	1,253,821
Select Comfort	123,426	a	2,717,841
Sonic Automotive, Cl. A	69,100		1,677,057
Stage Stores	75,269		1,719,897
Stein Mart	53,935		455,211
Tuesday Morning	107,609	a	903,916
Vitamin Shoppe	65,418	a	3,995,731
VOXX International	48,992	a	473,263
Zale	60,203	a	296,199
Zumiez	49,385	a,b	1,042,023
			63,666,226
Semiconductors & Semiconductor Equipment--4.5%
Advanced Energy Industries	106,962	a	1,641,867
ATMI	54,834	a	1,119,162
Brooks Automation	152,803		1,430,236
Cabot Microelectronics	54,929		2,030,176
Ceva	59,795	a	907,688
Cirrus Logic	140,710	a,b	3,972,243
Cohu	46,209		484,270
Cymer	64,898	a	6,682,547
Diodes	74,566	a	1,418,245
DSP Group	61,946	a	406,366
Entropic Communications	269,566	a	1,412,526
Exar	73,738	a	773,512
GT Advanced Technologies	271,748	a,b	858,724
Hittite Microwave	52,895	a	3,246,695
Kopin	154,486	a	534,522
Kulicke & Soffa Industries	200,170	a	2,265,924
Micrel	130,523		1,358,744
Microsemi	189,851	a	3,971,683
MKS Instruments	123,669		3,437,998
Monolithic Power Systems	61,851		1,441,128
Nanometrics	37,448	a	584,563
Pericom Semiconductor	76,698	a	542,255
Power Integrations	62,683		2,344,344
Rubicon Technology	23,377	a,b	157,093
Rudolph Technologies	87,315	a	1,177,879
Sigma Designs	82,778	a	442,035
STR Holdings	56,126	a,b	119,548
Supertex	22,752		435,018
Tessera Technologies	92,825		1,629,079
TriQuint Semiconductor	340,245	a	1,786,286
Ultratech	57,602	a	2,346,129
Veeco Instruments	82,738	a,b	2,602,110
Volterra Semiconductor	73,573	a	1,209,540
			54,770,135

Software & Services--6.9%
Blackbaud	83,462		2,079,873
Blucora	87,988	a	1,307,502
Bottomline Technologies	72,167	a	2,098,616
CACI International, Cl. A	58,205	a	3,121,534
Cardtronics	85,927	a	2,224,650
CIBER	61,932	a	209,330
CommVault Systems	95,309	a	7,313,060
comScore	57,357	a	844,869
CSG Systems International	90,957	a	1,712,720
DealerTrack Technologies	86,353	a	2,727,028
Dice Holdings	123,211	a	1,159,416
Digital River	94,559	a	1,372,997
Ebix	81,229	b	1,327,282
EPIQ Systems	74,058		913,876
ExlService Holdings	56,505	a	1,675,938
Forrester Research	31,469		889,629
Heartland Payment Systems	97,844	b	3,107,525
Higher One Holdings	59,248	a,b	623,881
iGATE	73,292	a	1,281,144
Interactive Intelligence Group	22,560	a	907,363
j2 Global	99,621	b	3,169,940
Liquidity Services	49,239	a,b	1,569,247
LivePerson	97,299	a	1,300,888
LogMeIn	44,876	a	1,018,685
Manhattan Associates	49,699	a	3,404,878
MAXIMUS	81,150		5,564,455
MicroStrategy, Cl. A	19,585	a	1,963,788
Monotype Imaging Holdings	75,966		1,373,465
NetScout Systems	88,283	a	2,298,006
NIC	104,588		1,704,784
OpenTable	51,494	a,b	2,713,219
Perficient	67,178	a	803,449
Progress Software	142,093	a	3,334,923
QuinStreet	75,147	a,b	423,829
Sourcefire	63,869	a	2,720,819
Stamps.com	28,963	a	781,711
Synchronoss Technologies	59,538	a	1,417,600
Take-Two Interactive Software	165,713	a	2,016,727
TeleTech Holdings	73,705	a	1,378,283
Tyler Technologies	64,930	a	3,509,466
United Online	202,857		1,346,970
VASCO Data Security International	64,015	a	518,521
Virtusa	33,896	a	701,986
Websense	105,612	a	1,545,104
XO Group	66,371	a	638,489
			84,117,465
Technology Hardware & Equipment--6.8%
3D Systems	102,984	a,b	5,957,624
Agilysys	56,250	a,b	478,687
Anixter International	63,065		4,243,013
Arris Group	258,333	a	4,267,661

Avid Technology	82,778	a	612,557
Badger Meter	32,008		1,584,076
Bel Fuse, Cl. B	27,512		512,549
Benchmark Electronics	142,253	a	2,497,963
Black Box	39,667		929,398
Checkpoint Systems	82,131	a	990,500
Cognex	88,573		3,512,805
Coherent	52,816		2,926,535
Comtech Telecommunications	53,484		1,417,326
CTS	90,241		897,898
Daktronics	85,135		1,009,701
Digi International	54,924	a	538,255
DTS	40,920	a	781,572
Electro Scientific Industries	50,385		544,158
Electronics for Imaging	103,697	a	2,345,626
FARO Technologies	31,222	a	1,036,883
FEI	84,303		5,139,111
Harmonic	288,578	a	1,509,263
Insight Enterprises	120,018	a	2,352,353
Intermec	98,729	a,b	975,443
Ixia	98,122	a	1,863,337
Littelfuse	50,406		3,226,488
Measurement Specialties	29,281	a	1,033,619
Mercury Systems	48,925	a	359,599
Methode Electronics	60,165		578,787
MTS Systems	37,141		2,111,466
NETGEAR	78,487	a	2,755,679
Newport	92,000	a	1,326,640
Oplink Communications	50,000	a	842,500
OSI Systems	42,753	a	2,328,328
Park Electrochemical	51,185		1,337,976
PC-Tel	37,611		279,074
Plexus	81,270	a	2,074,010
Procera Networks	43,051	a	724,548
Radisys	37,436	a	146,000
Rofin-Sinar Technologies	43,192	a	1,107,011
Rogers	30,508	a	1,429,605
ScanSource	57,647	a	1,675,222
Super Micro Computer	50,528	a,b	625,537
Symmetricom	126,259	a	680,536
Synaptics	74,971	a	2,629,983
SYNNEX	70,782	a	2,544,613
TTM Technologies	103,029	a	821,141
ViaSat	84,994	a,b	3,264,620
			82,827,276
Telecommunication Services--.5%
Atlantic Tele-Network	28,728		1,243,348
Cbeyond	74,406	a	654,773
Cincinnati Bell	369,153	a	1,753,477
General Communication, Cl. A	93,140	a	792,621
Lumos Networks	19,076		185,228
NTELOS Holdings	64,182		829,873

USA Mobility	63,385		732,731
			6,192,051
Transportation--1.6%
Allegiant Travel	31,317		2,332,177
Arkansas Best	35,469		373,134
Forward Air	75,016		2,783,844
Heartland Express	116,072		1,605,276
Hub Group, Cl. A	74,305	a	2,735,167
Knight Transportation	127,037		2,026,240
Old Dominion Freight Line	152,559	a	5,687,400
SkyWest	139,166		1,759,058
			19,302,296
Utilities--3.8%
Allete	73,379		3,385,707
American States Water	44,552		2,252,104
Avista	122,327		3,163,376
CH Energy Group	39,799		2,586,935
El Paso Electric	94,718		3,191,049
Laclede Group	52,551		2,097,836
New Jersey Resources	82,069		3,449,360
Northwest Natural Gas	60,465		2,746,320
NorthWestern	87,901		3,251,458
Piedmont Natural Gas	147,365	b	4,680,312
South Jersey Industries	60,848		3,302,829
Southwest Gas	104,773		4,666,589
UIL Holdings	114,944		4,277,066
UNS Energy	82,319		3,728,228
			46,779,169
Total Common Stocks
(cost $916,960,280)			1,206,222,433
	Principal
Short-Term Investment--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 3/14/13
(cost $894,957)	895,000	[d]	894,967

Other Investment--.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,097,060)	11,097,060	[e]	11,097,060
Investment of Cash Collateral for
Securities Loaned--9.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $115,968,495)	115,968,495	[e]	115,968,495
Total Investments (cost $1,044,920,792)	108.8%		1,334,182,955
Liabilities, Less Cash and Receivables	(8.8%)		(107,814,890)
Net Assets	100.0%		1,226,368,065

a	Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was $118,482,693 and the value of the collateral held by the fund was $121,067,856, consisting of cash collateral of $115,968,495 and U.S.
Government & Agency securities valued at $5,099,361.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $289,262,163 of which $358,092,672 related to appreciated investment securities and $68,830,509 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	10.5
Capital Goods	10.4
Real Estate	7.8
Health Care Equipment & Services	7.1
Banks	7.0
Software & Services	6.9
Technology Hardware & Equipment	6.8
Materials	6.6
Retailing	5.2
Consumer Durables & Apparel	4.8
Semiconductors & Semiconductor Equipment	4.5
Energy	4.1
Consumer Services	4.0
Utilities	3.8
Commercial & Professional Services	3.6
Pharmaceuticals, Biotech & Life Sciences	3.3
Diversified Financials	3.2
Food, Beverage & Tobacco	2.5
Insurance	2.1
Transportation	1.6
Media	.7
Automobiles & Components	.6
Food & Staples Retailing	.6
Household & Personal Products	.6
Telecommunication Services	.5
108.8

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013	($)
Financial Futures Long
Russell 2000 Mini	212	19,082,120	March 2013	(27,023)

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,206,222,433	-	-	1,206,222,433
Mutual Funds	127,065,555	-	-	127,065,555
U.S. Treasury	-	894,967	-	894,967
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(27,023)	-	-	(27,023)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

3

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)